SUPPLEMENT

DATED OCTOBER 12, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 23, 2012

FOR HARTFORD SMALL/ MID CAP EQUITY HLS FUND (THE “SAI”)

Effective immediately the above referenced SAI is revised as follows:

Under the heading “Custodian”, the paragraph is deleted in its entirety and replaced with the following:

Portfolio securities of the HLS Fund are held pursuant to a separate Master Custodian Contract between the Company and JPMorgan Chase Bank, N.A., 4 New York Plaza, Floor 12 New York, NY, 10004-2413.

This Supplement should be retained with your SAI for future reference.

October 2012